ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1: ORGANIZATION AND BASIS OF PRESENTATION

The accompanying unaudited interim financial statements of AudioEye, Inc. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s Annual Report filed with the SEC on Form 10-K.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the year ended December 31, 2012 as reported in the Company’s Annual Report on Form 10-K have been omitted.

Corporate Organization

The Company was formed as a Delaware corporation on May 20, 2005. On March 31, 2010, CMG Holdings Group, Inc. (“CMGO”) acquired the Company.  In connection with the acquisition, the former stockholders of the Company retained rights to receive cash from the exploitation of the Company’s technology (the “Rights”), consisting of 50% of any cash received from income earned, settlements or judgments directly resulting from the Company’s patent strategy and a share of its net income for 2010, 2011 and 2012 from the exploitation of the Company’s technology.  The Rights were then contributed to a newly formed Nevada corporation, AudioEye Acquisition Corporation (“AEAC”), in exchange for shares of AEAC.  During the period as a wholly-owned subsidiary of CMGO, the Company continued to expand its patent portfolio to protect its proprietary Internet content publication and distribution technology.

On June 22, 2011, CMGO entered into a Master Agreement with AEAC pursuant to which: (i) the stockholders of AEAC would acquire from the CMGO 80% of the Company’s capital stock (the “Separation”) and (ii) CMGO would distribute to its stockholders, in the form of a dividend, 5% of the Company’s capital stock (the “Spin-off”).  Pursuant to the Master Agreement, AEAC was required to arrange for the release of senior secured notes (the “Senior Notes”) issued by CMGO in an aggregate principal amount of $1,025,000, which CMGO had been unable to service.  On August 15, 2012, the Company, CMGO and AEAC completed the Separation.  In connection with the Separation, AEAC arranged for the release of CMGO under the Senior Notes by payment to the holders thereof of $700,000, the delivery of a secured promissory note in the principal amount of $425,000 and the issuance of 1,500,000 shares of the common stock of AEAC.  On January 29, 2013, the Securities and Exchange Commission declared effective the Company’s registration statement on Form S-1 with respect to 1,500,259 shares of its common stock to be issued in the Spin-off. On February 6, 2013, the secured promissory note was repaid in full. On February 22, 2013, CMGO completed the Spin-off.

In connection with the Separation, the Company entered into a Royalty Agreement with CMGO. Pursuant to the Royalty Agreement, for a period of five years, the Company will pay to CMGO 10% of cash received from income earned or settlements on judgments directly resulting from the Company’s patent enforcement and licensing strategy, whether received by the Company on any of its affiliates, net in either case of any direct costs or tax implications incurred in pursuit of such strategy as they relate to the patents described in the Master Agreement.  Additionally, the Company entered into a Services Agreement with CMGO whereby, without duplication to the amounts payable under the Royalty Agreement, for a period of 5 years, CMGO will receive a commission of 7.5% of all revenues received by the Company after the Separation from all business, clients or other sources of revenue procured by CMGO or its employees, officers or subsidiaries and directed to the Company and 10% of net revenues obtained from a specified customer.

On March 22, 2013, the Company and AEAC entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which AEAC would be merged with and into the Company (the “Merger”) with the Company being the surviving entity.  Pursuant to the Merger Agreement, each share of AEAC common stock issued and outstanding immediately prior to the Merger effective date would be converted into .94134 shares of the Company’s common stock and the outstanding convertible debentures of AEAC (the “AEAC Debentures”) in the aggregate principal amount of $1,400,200, together with accrued interest thereon, would be assumed by the Company and then exchanged for the Company’s convertible debentures (the “AE Debentures”).

Effective March 25, 2013, the Merger was completed.  In connection with the Merger, the stockholders of AEAC received on a pro rata basis the 24,004,143 shares of the Company’s common stock that were held by AEAC, and the former holders of the AEAC Debentures received an aggregate of 5,871,752 shares of the Company’s common stock pursuant to their conversion of all of the AE Debentures issued to replace the AEAC Debentures.  The principal asset of AEAC was the Rights that had been contributed to AEAC by the Company’s former stockholders.  As a result of the Merger, the Rights have been extinguished.

NOTE 1: OVERVIEW

AudioEye, Inc. (the “Company”) was incorporated on May 20, 2005 in the state of Delaware. On March 31, 2010, the Company was acquired by CMG Holdings Group, Inc., a Nevada corporation (“CMG”).  Effective August 17, 2012, AudioEye Acquisition Corporation, a Nevada corporation (“AEAC”), acquired 80% of the Company’s then-outstanding common stock from CMG.

The Company has developed patented, Internet content publication and distribution software that enables conversion of any media into accessible formats and allows for real time distribution to end users on any Internet connected device. The Company’s focus is to create more comprehensive access to Internet, print, broadcast and other media to all people regardless of their network connection, device, location, or disabilities.

The Company is focused on developing innovations in the field of networked and device embedded audio technology.  The Company owns a unique patent portfolio comprised of five issued patents in the United States, as well as three U.S. patents pending with additional patents being drafted for filing with the U.S. Patent and Trademark Office and internationally.

On August 17, 2012, AEAC acquired 80% of the Company from CMG.  Pursuant to the agreement:

1.                                      CMG would retain 15% of the Company.

2.                                      CMG would distribute to its stockholders, in the form of a dividend, 5% of the capital stock of the Company.

3.                                      The Company entered into a Royalty Agreement with CMG to pay to CMG 10% of cash received from income earned, settlements or judgments directly resulting from the Company’s patent enforcement and licensing strategy whether received by the Company or any of its affiliates, net of any direct costs or tax implications incurred in pursuit of such strategy pertaining to the patents.

4.                                      The Company entered into a Services Agreement with CMG whereby CMG will receive a commission of not less than 7.5% of all revenues received by the Company after the closing date from all business, clients, or other sources of revenue procured by CMG or its employees, officers or subsidiaries, and directed to the Company, and 10% of net revenues obtained from a third party described in the agreement.